Schedule of Investments (unaudited)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 3.0%
Boeing Co.
1.17%, 02/04/23	USD	525	$ 522,983
2.70%, 02/01/27		200	180,532
2.95%, 02/01/30		200	169,385
3.25%, 02/01/35		194	147,537
3.85%, 11/01/48		165	113,255
3.75%, 02/01/50		280	192,236
5.81%, 05/01/50		1,013	939,229
5.93%, 05/01/60		267	243,222
General Dynamics Corp., 4.25%, 04/01/40		130	118,604
L3Harris Technologies, Inc.
4.40%, 06/15/28		505	483,394
4.40%, 06/15/28		1,680	1,608,123
2.90%, 12/15/29		392	334,375
Lockheed Martin Corp., 5.70%, 11/15/54		260	272,418
Northrop Grumman Corp.
7.88%, 03/01/26		1,000	1,075,867
3.20%, 02/01/27		51	47,813
5.25%, 05/01/50		100	98,469
Raytheon Technologies Corp.
3.20%, 03/15/24		1,894	1,857,136
4.13%, 11/16/28		820	784,828
2.38%, 03/15/32		220	178,160
4.50%, 06/01/42		202	181,662
4.15%, 05/15/45		495	412,655
4.35%, 04/15/47		252	214,320
3.13%, 07/01/50		95	66,503
3.03%, 03/15/52		95	64,405
			10,307,111
Air Freight & Logistics — 0.2%
FedEx Corp.
3.10%, 08/05/29		467	412,110
4.10%, 02/01/45		215	166,217
4.55%, 04/01/46		135	109,521
			687,848
Airlines — 1.0%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		101	86,213
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29		605	537,956
Series 2019-1, Class B, 3.85%, 02/15/28		320	269,144
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		247	213,647
Delta Air Lines, Inc., 3.80%, 04/19/23		880	869,000
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		65	64,593
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		411	372,900
United Airlines Pass-Through Trust
Series 2019-2, Class AA, 2.70%, 05/01/32		195	157,014
Series 2020-1, Class A, 5.88%, 10/15/27		818	806,550
Series 2020-1, Class B, 4.88%, 01/15/26		232	221,112
			3,598,129
Auto Components — 0.2%
Aptiv PLC, 3.10%, 12/01/51		395	233,440
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32		485	396,710
			630,150
Security		Par (000)	Value
Automobiles — 2.0%
Daimler Trucks Finance North America LLC, 2.00%, 12/14/26(a)	USD	470	$ 414,114
Ford Motor Co., 5.29%, 12/08/46		82	62,485
General Motors Co.
5.60%, 10/15/32		385	357,664
5.00%, 04/01/35		250	215,275
6.25%, 10/02/43		918	848,717
5.20%, 04/01/45		44	35,762
5.95%, 04/01/49		177	154,258
Mercedes-Benz Finance North America LLC, 5.50%, 11/27/24(a)		845	849,776
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)		495	413,245
2.75%, 03/09/28(a)		475	384,732
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)		2,535	2,483,720
3.52%, 09/17/25(a)		531	493,245
Volkswagen Group of America Finance LLC, 1.25%, 11/24/25(a)		330	294,179
			7,007,172
Banks — 15.8%
AIB Group PLC, 4.26%, 04/10/25(a)		1,650	1,591,941
Banco Santander SA, 1.72%, 09/14/27		600	512,500
Bank of America Corp.
1.84%, 02/04/25		1,195	1,145,731
3.37%, 01/23/26		930	886,738
1.32%, 06/19/26		1,836	1,653,309
6.20%, 11/10/28		1,025	1,058,283
3.42%, 12/20/28		2,210	2,001,220
3.97%, 03/05/29		212	195,618
3.97%, 02/07/30		900	817,407
2.69%, 04/22/32		2,555	2,044,981
2.97%, 02/04/33		520	418,922
5.02%, 07/22/33		90	85,445
4.08%, 04/23/40		185	153,821
2.68%, 06/19/41		565	380,076
4.08%, 03/20/51		405	316,936
2.83%, 10/24/51		35	21,456
Series L, 4.75%, 04/21/45		240	203,566
Series N, 1.66%, 03/11/27		654	578,596
Bank of Ireland Group PLC, 6.25%, 09/16/26(a)		630	624,949
Barclays PLC
3.93%, 05/07/25		485	470,323
5.20%, 05/12/26		800	777,996
5.09%, 06/20/30		900	828,954
BNP Paribas SA, 4.71%, 01/10/25(a)		1,645	1,628,556
Citigroup, Inc.
1.12%, 01/28/27		80	69,719
4.45%, 09/29/27		1,100	1,048,749
3.89%, 01/10/28		1,260	1,177,430
4.13%, 07/25/28		250	232,687
2.57%, 06/03/31		1,965	1,589,273
2.56%, 05/01/32		295	232,892
3.06%, 01/25/33		800	645,612
6.27%, 11/17/33		465	479,714
4.75%, 05/18/46		20	16,619
Commonwealth Bank of Australia, 3.78%, 03/14/32(a)		265	218,435
Danske Bank A/S, 3.77%, 03/28/25(a)		470	455,406
Discover Bank, 4.68%, 08/09/28		300	287,934
Fifth Third Bancorp, 6.36%, 10/27/28		500	514,447
HSBC Holdings PLC
2.63%, 11/07/25		510	478,958

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
HSBC Holdings PLC
4.18%, 12/09/25	USD	1,345	$ 1,306,236
4.30%, 03/08/26		280	270,828
7.39%, 11/03/28		755	793,468
8.11%, 11/03/33		1,415	1,497,183
Huntington National Bank, 4.55%, 05/17/28		250	241,217
Intesa Sanpaolo SpA
3.38%, 01/12/23(a)		1,200	1,199,407
5.02%, 06/26/24(a)		416	399,905
JPMorgan Chase & Co.
2.01%, 03/13/26		885	819,117
2.08%, 04/22/26		860	798,335
3.96%, 01/29/27		345	328,870
1.04%, 02/04/27		750	652,401
3.78%, 02/01/28		670	625,978
2.18%, 06/01/28		864	755,467
4.01%, 04/23/29		50	46,257
5.72%, 09/14/33		2,025	1,976,508
3.88%, 07/24/38		765	634,948
3.11%, 04/22/41		330	239,819
2.53%, 11/19/41		1,040	679,929
3.16%, 04/22/42		300	217,777
4.95%, 06/01/45		250	223,361
Lloyds Banking Group PLC
4.45%, 05/08/25		300	294,257
4.58%, 12/10/25		1,425	1,379,824
2.44%, 02/05/26		200	186,205
1.63%, 05/11/27		500	432,773
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29		300	261,951
2.05%, 07/17/30		850	670,480
NatWest Group PLC
2.36%, 05/22/24		410	404,128
7.47%, 11/10/26		755	785,653
3.03%, 11/28/35		535	393,904
Nordea Bank Abp, 1.50%, 09/30/26(a)		1,500	1,295,248
PNC Financial Services Group, Inc., 3.45%, 04/23/29		244	223,032
Santander UK Group Holdings PLC
1.67%, 06/14/27		670	569,696
3.82%, 11/03/28		472	421,788
Santander UK PLC, 5.00%, 11/07/23(a)		617	615,110
Standard Chartered PLC, 1.82%, 11/23/25(a)		490	447,538
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25		520	492,025
0.95%, 01/12/26		400	352,272
3.54%, 01/17/28		700	644,319
3.04%, 07/16/29		250	216,164
Toronto-Dominion Bank, 3.77%, 06/06/25		1,035	1,004,417
Wells Fargo & Co.
3.91%, 04/25/26		1,235	1,200,305
3.58%, 05/22/28		1,260	1,169,904
2.88%, 10/30/30		160	135,905
5.61%, 01/15/44		327	317,025
4.40%, 06/14/46		575	461,855
5.01%, 04/04/51		245	215,815
Westpac Banking Corp.
2.67%, 11/15/35		310	230,409
3.13%, 11/18/41		230	151,712
			54,525,924
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		655	595,444
Security		Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46	USD	310	$ 281,813
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28		280	266,495
4.75%, 01/23/29		44	43,432
4.95%, 01/15/42		95	89,085
4.60%, 04/15/48		120	104,274
4.44%, 10/06/48		535	456,905
5.55%, 01/23/49		624	616,885
5.80%, 01/23/59		429	438,809
Keurig Dr Pepper, Inc., 4.50%, 04/15/52		185	154,148
			3,047,290
Biotechnology — 2.0%
AbbVie, Inc.
2.85%, 05/14/23		1,000	992,761
3.80%, 03/15/25		1,215	1,184,151
3.60%, 05/14/25		740	717,169
2.95%, 11/21/26		230	213,896
3.20%, 11/21/29		120	108,177
4.05%, 11/21/39		200	171,190
4.40%, 11/06/42		495	429,374
4.70%, 05/14/45		50	44,410
4.45%, 05/14/46		633	544,020
4.88%, 11/14/48		605	551,071
Amgen, Inc.
2.30%, 02/25/31		200	162,896
3.38%, 02/21/50		5	3,476
3.00%, 01/15/52		425	271,250
4.20%, 02/22/52		215	170,494
4.88%, 03/01/53		270	239,456
4.40%, 02/22/62		315	249,219
Gilead Sciences, Inc.
4.50%, 02/01/45		373	328,152
4.75%, 03/01/46		171	153,888
4.15%, 03/01/47		225	185,832
			6,720,882
Capital Markets — 5.3%
Bank of New York Mellon, 5.22%, 11/21/25		435	436,143
Bank of New York Mellon Corp., 3.00%, 10/30/28		80	71,508
Blackstone Private Credit Fund
7.05%, 09/29/25(a)		690	684,530
3.25%, 03/15/27		490	412,561
CME Group, Inc., 5.30%, 09/15/43		14	14,504
Credit Agricole SA, 3.75%, 04/24/23(a)		275	273,789
Deutsche Bank AG
2.22%, 09/18/24		1,930	1,864,040
1.45%, 04/01/25		190	176,463
2.13%, 11/24/26		385	339,650
Goldman Sachs Group, Inc.
4.48%, 08/23/28		1,785	1,710,770
3.81%, 04/23/29		195	178,118
2.60%, 02/07/30		500	417,260
1.99%, 01/27/32		1,625	1,237,952
2.62%, 04/22/32		830	661,917
2.38%, 07/21/32		500	387,954
3.10%, 02/24/33		1,150	933,778
6.45%, 05/01/36		125	129,546
5.15%, 05/22/45		320	287,430
Series VAR, 1.09%, 12/09/26		200	176,305
Intercontinental Exchange, Inc.
4.60%, 03/15/33		345	329,869
4.25%, 09/21/48		70	58,612

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley
3.62%, 04/17/25	USD	855	$ 834,312
2.19%, 04/28/26		70	65,049
4.68%, 07/17/26		1,520	1,493,940
1.59%, 05/04/27		1,390	1,219,356
1.51%, 07/20/27		735	637,824
3.77%, 01/24/29		300	274,726
2.70%, 01/22/31		470	388,383
4.46%, 04/22/39		156	136,949
3.22%, 04/22/42		815	603,080
4.30%, 01/27/45		260	221,607
Nomura Holdings, Inc., 2.61%, 07/14/31		505	390,569
Northern Trust Corp., 3.95%, 10/30/25		69	67,556
UBS Group AG, 1.01%, 07/30/24(a)		975	948,037
			18,064,087
Chemicals — 0.7%
Celanese U.S. Holdings LLC, 5.90%, 07/05/24		1,100	1,099,646
DuPont de Nemours, Inc., 5.32%, 11/15/38		290	278,707
Eastman Chemical Co., 4.80%, 09/01/42		135	113,434
Ecolab, Inc., 2.70%, 12/15/51		430	267,464
LYB International Finance BV, 4.88%, 03/15/44		172	143,360
LYB International Finance III LLC, 4.20%, 10/15/49		146	108,567
Nutrien Ltd., 5.90%, 11/07/24		150	151,885
Sherwin-Williams Co.
3.45%, 08/01/25		34	32,680
2.30%, 05/15/30		150	123,315
4.50%, 06/01/47		49	41,120
			2,360,178
Commercial Services & Supplies — 0.2%
GATX Corp., 4.35%, 02/15/24		510	502,453
Republic Services, Inc.
0.88%, 11/15/25		40	35,825
2.38%, 03/15/33		35	27,913
			566,191
Communications Equipment — 0.6%
Motorola Solutions, Inc.
4.60%, 05/23/29		1,190	1,132,556
2.30%, 11/15/30		260	203,307
2.75%, 05/24/31		760	607,652
			1,943,515
Consumer Finance — 3.6%
Ally Financial, Inc., 5.75%, 11/20/25		1,023	991,029
American Express Co., 3.95%, 08/01/25		1,300	1,273,529
American Honda Finance Corp.
1.30%, 09/09/26		800	705,905
2.00%, 03/24/28		320	275,694
Capital One Financial Corp.
2.64%, 03/03/26		1,295	1,212,957
3.75%, 07/28/26		173	162,881
3.80%, 01/31/28		425	397,236
2.62%, 11/02/32		275	210,574
General Motors Financial Co., Inc.
5.10%, 01/17/24		81	80,680
2.90%, 02/26/25		542	513,358
4.35%, 04/09/25		1,240	1,206,304
Hyundai Capital America
0.80%, 01/08/24(a)		3,050	2,901,497
1.00%, 09/17/24(a)		940	868,473
1.80%, 10/15/25(a)		310	278,820
Sodexo, Inc., 1.63%, 04/16/26(a)		575	506,869
Security		Par (000)	Value
Consumer Finance (continued)
Toyota Motor Credit Corp.
1.15%, 08/13/27	USD	390	$ 331,748
2.15%, 02/13/30		635	534,248
			12,451,802
Containers & Packaging — 0.7%
Berry Global, Inc., 1.57%, 01/15/26		1,175	1,046,708
WRKCo, Inc.
3.90%, 06/01/28		710	652,443
3.00%, 06/15/33		775	615,474
			2,314,625
Diversified Consumer Services — 0.5%
Johns Hopkins University, Series A, 4.71%, 07/01/32		1,050	1,044,241
Northwestern University, 4.64%, 12/01/44		255	243,759
University of Miami, Series 2022, 4.06%, 04/01/52		170	138,532
University of Southern California, Series 2017, 3.84%, 10/01/47		205	170,381
			1,596,913
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23		1,100	1,092,775
6.50%, 07/15/25		275	278,652
4.45%, 04/03/26		399	380,819
Aviation Capital Group LLC, 1.95%, 09/20/26(a)		1,205	1,020,829
			2,773,075
Diversified Telecommunication Services — 2.9%
AT&T Inc.
4.35%, 03/01/29		50	47,548
4.50%, 05/15/35		2,530	2,299,894
3.50%, 06/01/41		430	320,666
3.65%, 06/01/51		220	154,949
NTT Finance Corp., 1.16%, 04/03/26(a)		1,695	1,498,983
Telefonica Emisiones SAU
4.10%, 03/08/27		300	284,632
4.90%, 03/06/48		360	276,673
Verizon Communications, Inc.
3.88%, 02/08/29		250	234,566
4.02%, 12/03/29		50	46,702
1.50%, 09/18/30		810	629,722
2.36%, 03/15/32		1,966	1,558,452
5.85%, 09/15/35		690	698,793
5.25%, 03/16/37		450	444,365
4.81%, 03/15/39		380	348,077
2.65%, 11/20/40		900	607,485
2.85%, 09/03/41		350	240,870
3.85%, 11/01/42		410	324,939
3.70%, 03/22/61		128	89,279
			10,106,595
Electric Utilities — 7.8%
AES Corp.
1.38%, 01/15/26		980	870,229
3.95%, 07/15/30(a)		130	114,660
2.45%, 01/15/31		420	334,119
Alabama Power Co., 3.94%, 09/01/32		595	546,455
Baltimore Gas & Electric Co.
3.50%, 08/15/46		200	148,318
3.20%, 09/15/49		250	175,863
2.90%, 06/15/50		20	13,216
Berkshire Hathaway Energy Co., 4.60%, 05/01/53(a)		200	173,661
Colbun SA, 3.15%, 01/19/32(a)		615	517,100

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC
2.85%, 03/15/32	USD	30	$ 25,378
3.95%, 03/15/48		200	160,001
3.20%, 08/15/49		331	231,989
Duke Energy Corp., 5.00%, 12/08/25		615	613,667
Duke Energy Florida LLC
2.50%, 12/01/29		1,335	1,140,912
4.20%, 07/15/48		185	155,053
Duke Energy Progress LLC
6.30%, 04/01/38		48	51,579
4.10%, 03/15/43		100	83,750
4.15%, 12/01/44		10	8,330
3.70%, 10/15/46		70	52,986
3.60%, 09/15/47		400	299,542
Edison International, 6.95%, 11/15/29		405	422,934
Emera U.S. Finance LP, 0.83%, 06/15/24		420	391,932
Enel Finance International NV, 1.38%, 07/12/26(a)		1,145	986,716
Exelon Corp.
4.05%, 04/15/30		280	259,951
4.70%, 04/15/50		75	65,330
FirstEnergy Corp., Series B, 4.40%, 07/15/27		150	139,537
FirstEnergy Transmission LLC, 4.35%, 01/15/25(a)		900	876,994
Florida Power & Light Co.
5.95%, 02/01/38		650	690,517
2.88%, 12/04/51		167	111,998
Georgia Power Co., 4.70%, 05/15/32		925	891,755
Interstate Power & Light Co., 3.25%, 12/01/24		350	337,610
MidAmerican Energy Co.
3.65%, 04/15/29		700	654,475
4.25%, 07/15/49		575	487,733
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		375	352,881
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28		850	725,691
Northern States Power Co., 2.60%, 06/01/51		300	190,155
NRG Energy, Inc., 2.45%, 12/02/27(a)		430	356,279
Ohio Power Co.
4.00%, 06/01/49		225	177,439
Series D, 6.60%, 03/01/33		675	709,025
Series Q, 1.63%, 01/15/31		165	127,675
Series R, 2.90%, 10/01/51		150	97,593
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		370	348,934
5.30%, 06/01/42		143	142,212
3.75%, 04/01/45		350	281,371
4.10%, 11/15/48		100	84,496
3.80%, 06/01/49		200	160,759
3.10%, 09/15/49		200	141,557
5.35%, 10/01/52		242	244,033
Pacific Gas & Electric Co.
4.25%, 08/01/23		250	248,726
3.45%, 07/01/25		975	922,990
3.30%, 12/01/27		565	498,630
4.45%, 04/15/42		45	33,470
4.00%, 12/01/46		136	91,050
4.95%, 07/01/50		578	447,858
5.25%, 03/01/52		370	302,054
PacifiCorp.
2.90%, 06/15/52		330	215,420
5.35%, 12/01/53		460	455,261
Progress Energy, Inc., 7.75%, 03/01/31		400	453,165
Security		Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/51	USD	416	$ 267,831
Public Service Electric & Gas Co.
4.90%, 12/15/32		895	896,602
2.05%, 08/01/50		79	44,020
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51		210	141,827
Southern California Edison Co.
1.10%, 04/01/24		1,135	1,077,982
5.95%, 11/01/32		335	353,961
4.00%, 04/01/47		148	115,658
3.45%, 02/01/52		200	142,286
Series 20A, 2.95%, 02/01/51		175	112,110
Series B, 4.88%, 03/01/49		222	195,210
Series E, 3.70%, 08/01/25		100	96,748
Series E, 5.45%, 06/01/52		430	410,613
Series J, 0.70%, 08/01/23		1,150	1,120,266
Tampa Electric Co.
4.30%, 06/15/48		182	147,197
3.45%, 03/15/51		170	118,682
Vistra Operations Co. LLC
3.55%, 07/15/24(a)		350	335,671
5.13%, 05/13/25(a)		1,325	1,295,479
Wisconsin Electric Power Co., 2.05%, 12/15/24		291	275,441
			26,990,598
Electrical Equipment — 0.0%
Carrier Global Corp., 2.24%, 02/15/25		51	48,039
Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/25		30	29,180
2.92%, 03/01/30		360	308,635
5.00%, 11/15/45		100	88,544
			426,359
Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26		365	352,946
2.75%, 12/15/29		67	56,970
4.90%, 12/15/30		935	910,893
2.00%, 05/18/32		45	34,457
1.88%, 02/01/33		355	263,960
4.85%, 04/15/49		65	55,035
American Tower Corp.
3.50%, 01/31/23		1,130	1,128,640
5.00%, 02/15/24		1,790	1,783,403
1.60%, 04/15/26		10	8,891
3.95%, 03/15/29		215	198,199
3.80%, 08/15/29		200	181,435
2.90%, 01/15/30		281	237,969
2.10%, 06/15/30		355	280,999
2.70%, 04/15/31		660	537,209
2.30%, 09/15/31		197	153,141
AvalonBay Communities, Inc., 5.00%, 02/15/33		265	260,738
Boston Properties LP
4.50%, 12/01/28		400	370,815
2.45%, 10/01/33		10	7,194
Camden Property Trust, 2.80%, 05/15/30		120	103,251
Crown Castle, Inc.
1.35%, 07/15/25		160	145,553
3.80%, 02/15/28		250	232,342
4.30%, 02/15/29		55	51,939
3.10%, 11/15/29		260	226,628

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle, Inc.
2.25%, 01/15/31	USD	350	$ 280,781
2.10%, 04/01/31		100	78,814
2.50%, 07/15/31		445	358,606
2.90%, 04/01/41		280	191,817
4.15%, 07/01/50		30	23,252
Equinix, Inc.
2.90%, 11/18/26		671	613,292
3.20%, 11/18/29		100	87,042
3.90%, 04/15/32		515	457,548
3.00%, 07/15/50		160	100,457
2.95%, 09/15/51		195	121,460
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30		230	201,437
Healthpeak Properties, Inc., 3.00%, 01/15/30		229	196,938
Kimco Realty Corp., 4.60%, 02/01/33		475	434,395
Mid-America Apartments LP
3.60%, 06/01/27		23	21,792
1.70%, 02/15/31		120	93,560
Prologis LP
2.88%, 11/15/29		192	167,053
2.25%, 04/15/30		160	133,298
Realty Income Corp.
3.95%, 08/15/27		395	376,574
2.20%, 06/15/28		225	192,682
3.25%, 06/15/29		119	105,987
2.85%, 12/15/32		120	97,315
Realty, Inc.ome Corp., 5.63%, 10/13/32		315	319,923
Regency Centers LP
4.13%, 03/15/28		250	232,056
3.70%, 06/15/30		1,200	1,046,793
Simon Property Group LP, 3.80%, 07/15/50		430	312,200
UDR, Inc.
3.00%, 08/15/31		64	53,367
2.10%, 08/01/32		70	51,427
Ventas Realty LP, 3.00%, 01/15/30		355	297,820
VICI Properties LP, 5.13%, 05/15/32		470	435,197
			14,665,490
Food & Staples Retailing — 1.1%
7-Eleven, Inc.
0.80%, 02/10/24(a)		525	499,601
0.95%, 02/10/26(a)		755	661,225
CVS Health Corp.
1.30%, 08/21/27		585	495,281
4.30%, 03/25/28		455	440,095
1.88%, 02/28/31		765	600,069
5.30%, 12/05/43		200	186,732
5.13%, 07/20/45		496	452,057
5.05%, 03/25/48		477	428,129
			3,763,189
Food Products — 0.5%
General Mills, Inc., 3.00%, 02/01/51		2	1,368
Kraft Heinz Foods Co.
3.00%, 06/01/26		507	474,460
4.38%, 06/01/46		500	406,301
4.88%, 10/01/49		945	820,301
			1,702,430
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
3.75%, 11/30/26		241	234,620
4.75%, 11/30/36		220	217,764
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Abbott Laboratories
4.75%, 04/15/43	USD	117	$ 111,978
Becton Dickinson and Co.
3.73%, 12/15/24		48	46,807
3.70%, 06/06/27		759	717,123
GE HealthCare Technologies, Inc.
5.55%, 11/15/24(a)		775	777,790
5.86%, 03/15/30(a)		650	665,185
6.38%, 11/22/52(a)		235	249,596
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31		950	769,376
4.95%, 11/21/32		230	233,243
			4,023,482
Health Care Providers & Services — 2.4%
Aetna, Inc.
2.80%, 06/15/23		350	346,315
3.50%, 11/15/24		656	637,221
3.88%, 08/15/47		173	132,842
Banner Health, 2.91%, 01/01/42		183	132,781
Cigna Corp., 4.13%, 11/15/25		40	39,081
CommonSpirit Health
3.35%, 10/01/29		450	391,612
2.78%, 10/01/30		139	114,651
3.91%, 10/01/50		340	251,630
Elevance Health, Inc.
2.38%, 01/15/25		35	33,224
2.25%, 05/15/30		294	243,210
5.50%, 10/15/32		655	670,540
4.65%, 01/15/43		47	42,594
5.10%, 01/15/44		298	280,844
3.13%, 05/15/50		90	61,689
6.10%, 10/15/52		55	58,634
HCA, Inc.
5.50%, 06/15/47		725	643,888
5.25%, 06/15/49		560	476,958
3.50%, 07/15/51		240	153,976
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		251	195,394
Humana, Inc., 2.15%, 02/03/32		60	46,820
Memorial Health Services, 3.45%, 11/01/49		265	192,242
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	105,807
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		105	93,154
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		310	224,941
Sutter Health
Series 20A, 2.29%, 08/15/30		388	313,787
Series 20A, 3.36%, 08/15/50		177	119,964
UnitedHealth Group, Inc.
2.30%, 05/15/31		375	312,509
3.50%, 08/15/39		324	264,800
2.75%, 05/15/40		215	155,980
5.70%, 10/15/40		155	160,949
4.63%, 11/15/41		370	340,987
4.75%, 07/15/45		382	357,716
4.25%, 06/15/48		40	34,550
3.70%, 08/15/49		150	118,698
3.25%, 05/15/51		95	67,976
5.88%, 02/15/53		285	307,733
3.88%, 08/15/59		41	32,074
6.05%, 02/15/63		200	217,028
			8,374,799
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32		655	497,596

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)	USD	820	$ 779,933
2.88%, 03/11/41(a)		545	400,192
			1,677,721
Insurance — 1.4%
Allstate Corp., Series B, 5.75%, 08/15/53		788	740,720
American International Group, Inc., 4.80%, 07/10/45		317	284,532
Aon Corp., 2.80%, 05/15/30		305	260,112
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31		400	316,271
2.60%, 12/02/31		290	236,700
Aon Global Ltd., 4.00%, 11/27/23		1,760	1,742,610
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52		20	15,941
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		200	193,964
2.25%, 11/15/30		265	216,948
2.38%, 12/15/31		175	141,321
MetLife, Inc., 5.00%, 07/15/52		145	138,033
Progressive Corp., 3.00%, 03/15/32		175	151,948
Prudential Financial, Inc., 4.35%, 02/25/50		116	98,220
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)		90	99,059
3.30%, 05/15/50(a)		265	183,209
			4,819,588
Interactive Media & Services — 0.6%
Alphabet, Inc.
1.90%, 08/15/40		535	355,039
2.05%, 08/15/50		130	75,979
Meta Platforms, Inc., 3.85%, 08/15/32		590	519,163
Netflix, Inc., 4.88%, 04/15/28		755	729,018
Tencent Holdings Ltd., 3.84%, 04/22/51(a)		440	311,850
			1,991,049
Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd., 4.20%, 12/06/47		200	151,225
Amazon.com, Inc.
3.15%, 08/22/27		1,505	1,414,202
4.05%, 08/22/47		295	252,946
3.10%, 05/12/51		93	66,235
3.95%, 04/13/52		115	95,183
2.70%, 06/03/60		150	90,350
3.25%, 05/12/61		400	273,837
4.10%, 04/13/62		235	193,925
			2,537,903
IT Services — 1.1%
Fiserv, Inc.
2.75%, 07/01/24		170	164,224
3.85%, 06/01/25		450	435,957
4.40%, 07/01/49		156	126,562
Global Payments, Inc.
1.20%, 03/01/26		1,220	1,063,422
3.20%, 08/15/29		695	590,786
2.90%, 05/15/30		350	286,778
4.15%, 08/15/49		70	49,806
5.95%, 08/15/52		135	122,062
Mastercard, Inc.
3.35%, 03/26/30		70	64,181
3.65%, 06/01/49		30	24,285
PayPal Holdings, Inc.
1.65%, 06/01/25		685	635,921
4.40%, 06/01/32		230	216,479
Security		Par (000)	Value
IT Services (continued)
PayPal Holdings, Inc.
3.25%, 06/01/50	USD	15	$ 10,194
S&P Global, Inc., 3.25%, 12/01/49		80	57,205
			3,847,862
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		155	151,092
6.48%, 10/23/45		1,260	1,136,235
5.75%, 04/01/48		400	327,476
5.13%, 07/01/49		633	478,651
4.80%, 03/01/50		895	649,724
3.85%, 04/01/61		50	28,918
Comcast Corp.
2.35%, 01/15/27		400	363,439
4.15%, 10/15/28		185	177,405
3.25%, 11/01/39		480	373,938
3.75%, 04/01/40		430	354,632
4.60%, 08/15/45		254	224,130
3.40%, 07/15/46		490	358,871
3.97%, 11/01/47		314	250,848
4.00%, 03/01/48		430	344,782
4.00%, 11/01/49		600	473,459
2.89%, 11/01/51		260	166,984
2.94%, 11/01/56		709	438,464
2.65%, 08/15/62		100	56,229
Discovery Communications LLC, 3.80%, 03/13/24		100	97,681
Interpublic Group of Cos., Inc.
4.75%, 03/30/30		3	2,830
3.38%, 03/01/41		95	66,658
NBCUniversal Media LLC, 4.45%, 01/15/43		80	70,333
Time Warner Cable LLC, 4.50%, 09/15/42		137	100,298
TWDC Enterprises 18 Corp., 4.13%, 06/01/44		65	55,649
Walt Disney Co.
3.50%, 05/13/40		216	173,882
3.60%, 01/13/51		50	38,072
			6,960,680
Metals & Mining — 0.2%
Newmont Corp.
2.80%, 10/01/29		30	25,504
2.25%, 10/01/30		100	80,374
Nucor Corp., 2.98%, 12/15/55		13	8,041
Steel Dynamics, Inc.
2.40%, 06/15/25		70	65,638
1.65%, 10/15/27		380	318,384
3.25%, 10/15/50		180	116,699
			614,640
Multi-Utilities — 1.3%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		510	506,465
CenterPoint Energy Houston Electric LLC, Series AG, 3.00%, 03/01/32		165	142,193
CMS Energy Corp., 3.00%, 05/15/26		310	288,435
Consumers Energy Co.
3.60%, 08/15/32		280	255,071
2.50%, 05/01/60		425	237,879
Dominion Energy, Inc.
3.90%, 10/01/25		650	633,012
Series C, 3.38%, 04/01/30		200	176,243
NiSource, Inc.
0.95%, 08/15/25		250	225,374
5.25%, 02/15/43		55	52,020

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
NiSource, Inc.
4.38%, 05/15/47	USD	214	$ 178,932
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/50		50	33,446
Sempra Energy
3.40%, 02/01/28		845	784,244
3.70%, 04/01/29		225	205,083
Virginia Electric & Power Co.
4.00%, 01/15/43		160	129,376
4.60%, 12/01/48		40	34,645
3.30%, 12/01/49		191	136,406
Series B, 6.00%, 01/15/36		436	448,460
			4,467,284
Oil, Gas & Consumable Fuels — 9.0%
Atmos Energy Corp., 2.85%, 02/15/52		215	139,126
BP Capital Markets America, Inc.
3.59%, 04/14/27		250	238,126
1.75%, 08/10/30		95	75,734
3.06%, 06/17/41		960	710,621
Cameron LNG LLC, 3.30%, 01/15/35(a)		420	338,149
Cenovus Energy, Inc., 3.75%, 02/15/52		180	126,397
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		2,010	2,022,209
ConocoPhillips Co., 3.80%, 03/15/52		225	176,882
DCP Midstream Operating LP, 3.25%, 02/15/32		233	192,721
Devon Energy Corp.
5.25%, 10/15/27		75	74,215
4.50%, 01/15/30		270	251,368
4.75%, 05/15/42		260	220,087
Diamondback Energy, Inc.
3.50%, 12/01/29		730	640,445
6.25%, 03/15/33		580	588,680
4.25%, 03/15/52		160	117,067
Enbridge, Inc.
(SOFR + 0.40%), 4.56%, 02/17/23(b)		340	339,875
4.00%, 10/01/23		2,070	2,053,326
0.55%, 10/04/23		575	555,902
2.50%, 01/15/25		615	581,823
6.25%, 03/01/78		780	709,627
Energy Transfer LP
3.60%, 02/01/23		389	388,252
4.90%, 02/01/24		730	725,833
4.50%, 04/15/24		550	542,170
4.00%, 10/01/27		115	107,327
3.75%, 05/15/30		265	233,647
5.95%, 10/01/43		160	147,004
5.35%, 05/15/45		702	595,322
6.13%, 12/15/45		415	383,975
5.30%, 04/15/47		84	69,887
5.40%, 10/01/47		705	597,175
6.00%, 06/15/48		82	73,919
6.25%, 04/15/49		165	153,429
Series 5Y, 4.20%, 09/15/23		1,186	1,178,556
Enterprise Products Operating LLC
5.95%, 02/01/41		196	196,360
5.70%, 02/15/42		114	110,417
4.45%, 02/15/43		594	500,191
4.25%, 02/15/48		129	103,511
4.80%, 02/01/49		406	345,959
4.20%, 01/31/50		575	452,106
EQT Corp., 5.70%, 04/01/28		190	188,979
Hess Corp.
4.30%, 04/01/27		350	334,269
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.
5.60%, 02/15/41	USD	642	$ 606,863
5.80%, 04/01/47		396	378,047
HF Sinclair Corp., 2.63%, 10/01/23		640	626,682
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		290	312,975
6.95%, 01/15/38		100	105,802
4.70%, 11/01/42		150	123,916
5.00%, 03/01/43		150	128,122
Kinder Morgan, Inc.
3.15%, 01/15/23		2,295	2,293,013
5.55%, 06/01/45		250	227,953
5.05%, 02/15/46		350	296,837
Marathon Oil Corp.
4.40%, 07/15/27		544	519,505
5.20%, 06/01/45		60	51,351
Marathon Petroleum Corp., 4.75%, 09/15/44		151	126,085
MPLX LP
1.75%, 03/01/26		655	583,847
4.13%, 03/01/27		640	604,488
4.25%, 12/01/27		70	66,144
4.95%, 03/14/52		810	661,644
Phillips 66, 3.30%, 03/15/52		380	262,213
Pioneer Natural Resources Co.
0.55%, 05/15/23		580	570,448
1.13%, 01/15/26		255	227,283
1.90%, 08/15/30		370	289,755
2.15%, 01/15/31		195	154,128
Plains All American Pipeline LP/PAA Finance Corp., 4.30%, 01/31/43		250	181,251
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		960	960,232
4.20%, 03/15/28		105	98,697
Spectra Energy Partners LP, 4.75%, 03/15/24		850	844,252
TotalEnergies Capital International SA, 3.13%, 05/29/50		5	3,531
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		265	248,637
Valero Energy Corp., 4.00%, 06/01/52		120	90,147
Williams Cos., Inc.
4.50%, 11/15/23		1,050	1,042,254
3.75%, 06/15/27		580	545,926
			30,812,696
Pharmaceuticals — 2.1%
Astrazeneca Finance LLC, 2.25%, 05/28/31		5	4,159
Bayer U.S. Finance II LLC
3.88%, 12/15/23(a)		1,025	1,010,164
4.25%, 12/15/25(a)		215	208,319
4.38%, 12/15/28(a)		1,060	995,038
Bristol-Myers Squibb Co.
2.90%, 07/26/24		160	155,318
3.70%, 03/15/52		410	318,920
Merck & Co., Inc.
2.75%, 02/10/25		1,676	1,606,048
1.45%, 06/24/30		58	46,275
2.15%, 12/10/31		320	261,310
6.50%, 12/01/33		130	146,192
3.70%, 02/10/45		19	15,627
2.75%, 12/10/51		265	177,057
Pfizer, Inc.
3.45%, 03/15/29		135	127,307
3.90%, 03/15/39		38	33,516

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Roche Holdings, Inc., 2.61%, 12/13/51(a)	USD	570	$ 369,124
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		577	567,040
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23		295	292,631
5.00%, 11/26/28		375	371,801
3.18%, 07/09/50		725	488,968
Wyeth LLC, 5.95%, 04/01/37		103	110,765
			7,305,579
Road & Rail — 2.0%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	366,170
4.40%, 03/15/42		235	209,966
4.90%, 04/01/44		265	250,141
3.55%, 02/15/50		140	107,192
2.88%, 06/15/52		195	130,001
Canadian National Railway Co., 3.85%, 08/05/32		410	380,941
Canadian Pacific Railway Co.
2.05%, 03/05/30		45	36,877
3.00%, 12/02/41		55	41,464
3.10%, 12/02/51		340	228,579
CSX Corp.
3.25%, 06/01/27		195	182,180
4.25%, 03/15/29		135	129,854
4.10%, 11/15/32		185	173,437
4.30%, 03/01/48		50	42,442
4.75%, 11/15/48		71	64,129
Norfolk Southern Corp.
3.80%, 08/01/28		525	499,054
4.45%, 06/15/45		40	34,531
3.94%, 11/01/47		170	136,056
4.15%, 02/28/48		5	4,105
3.40%, 11/01/49		100	71,796
3.70%, 03/15/53		355	266,532
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)		60	57,939
4.00%, 07/15/25(a)		2,045	1,956,575
5.88%, 11/15/27(a)		305	307,141
Ryder System, Inc., 2.85%, 03/01/27		510	460,379
Union Pacific Corp.
4.05%, 03/01/46		105	85,931
4.50%, 09/10/48		215	186,988
3.50%, 02/14/53		55	41,297
3.95%, 08/15/59		134	104,434
3.84%, 03/20/60		489	377,744
2.97%, 09/16/62		80	51,387
			6,985,262
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.
1.70%, 10/01/28		25	21,183
2.80%, 10/01/41		190	139,057
Applied Materials, Inc., 3.30%, 04/01/27		605	574,471
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		23	21,755
Broadcom, Inc.
3.15%, 11/15/25		28	26,523
4.15%, 11/15/30		294	263,469
4.15%, 04/15/32(a)		250	219,465
3.42%, 04/15/33(a)		1,027	823,354
4.93%, 05/15/37(a)		1,489	1,298,952
KLA Corp.
4.65%, 11/01/24		12	11,964
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.
4.10%, 03/15/29	USD	589	$ 568,296
5.00%, 03/15/49		355	330,850
3.30%, 03/01/50		155	112,242
Lam Research Corp.
3.75%, 03/15/26		890	862,871
2.88%, 06/15/50		35	23,387
NVIDIA Corp., 3.50%, 04/01/40		340	275,335
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		70	69,906
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		701	649,520
3.40%, 05/01/30		50	42,978
2.50%, 05/11/31		760	598,405
2.65%, 02/15/32		545	424,010
QUALCOMM, Inc., 4.30%, 05/20/47		415	356,845
Texas Instruments, Inc., 2.70%, 09/15/51		130	89,339
TSMC Arizona Corp., 4.50%, 04/22/52		255	227,587
			8,031,764
Software — 2.0%
Autodesk, Inc., 2.40%, 12/15/31		605	483,288
Microsoft Corp.
2.53%, 06/01/50		1,475	970,622
2.92%, 03/17/52		404	285,830
Oracle Corp.
5.80%, 11/10/25		165	168,694
3.85%, 07/15/36		114	93,219
5.38%, 07/15/40		800	734,115
3.65%, 03/25/41		208	153,544
4.50%, 07/08/44		300	241,216
4.00%, 07/15/46		172	125,343
4.00%, 11/15/47		1,006	735,281
3.60%, 04/01/50		1,135	764,158
4.38%, 05/15/55		180	136,036
Salesforce, Inc.
2.70%, 07/15/41		315	224,823
2.90%, 07/15/51		240	157,300
3.05%, 07/15/61		125	79,372
VMware, Inc., 2.20%, 08/15/31		1,730	1,312,835
Workday, Inc., 3.80%, 04/01/32		115	101,515
			6,767,191
Specialty Retail — 0.8%
Home Depot, Inc.
4.40%, 03/15/45		215	192,093
4.25%, 04/01/46		235	203,467
3.90%, 06/15/47		40	32,882
4.50%, 12/06/48		80	72,543
3.13%, 12/15/49		150	106,207
Lowe’s Cos., Inc.
5.00%, 04/15/33		270	263,577
3.70%, 04/15/46		485	359,115
4.55%, 04/05/49		199	165,530
5.13%, 04/15/50		315	286,322
3.00%, 10/15/50		260	165,396
4.25%, 04/01/52		415	329,013
5.63%, 04/15/53		490	469,075
4.45%, 04/01/62		220	171,027
			2,816,247
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.
2.20%, 09/11/29		25	21,614
3.85%, 05/04/43		131	112,972

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple Inc.
4.38%, 05/13/45	USD	650	$ 600,694
4.65%, 02/23/46		400	378,690
3.85%, 08/04/46		430	365,097
3.75%, 09/12/47		200	166,110
2.65%, 02/08/51		515	339,631
2.70%, 08/05/51		405	266,992
3.95%, 08/08/52		260	220,921
HP, Inc., 1.45%, 06/17/26		1,775	1,554,904
			4,027,625
Tobacco — 1.1%
Altria Group, Inc.
4.80%, 02/14/29		190	182,310
2.45%, 02/04/32		115	86,755
4.50%, 05/02/43		75	56,306
5.95%, 02/14/49		440	391,262
3.70%, 02/04/51		125	78,290
BAT Capital Corp.
4.70%, 04/02/27		1,200	1,150,309
3.56%, 08/15/27		454	414,757
2.26%, 03/25/28		300	248,977
2.73%, 03/25/31		160	124,835
4.39%, 08/15/37		170	132,175
Philip Morris International, Inc.
5.63%, 11/17/29		280	284,054
5.75%, 11/17/32		110	112,137
Reynolds American, Inc.
5.70%, 08/15/35		450	406,198
7.00%, 08/04/41		70	69,184
			3,737,549
Trading Companies & Distributors — 0.9%
Air Lease Corp.
3.38%, 07/01/25		580	548,576
2.88%, 01/15/26		760	703,194
1.88%, 08/15/26		2,305	2,001,979
			3,253,749
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV
3.63%, 04/22/29		250	226,609
4.38%, 04/22/49		525	448,408
Rogers Communications, Inc.
3.80%, 03/15/32(a)		240	207,109
4.30%, 02/15/48		72	54,267
4.35%, 05/01/49		142	108,566
3.70%, 11/15/49		176	119,195
4.55%, 03/15/52(a)		1,023	793,118
T-Mobile U.S.A., Inc.
2.05%, 02/15/28		765	657,006
3.88%, 04/15/30		133	120,473
3.50%, 04/15/31		633	546,785
2.70%, 03/15/32		631	509,813
4.38%, 04/15/40		495	422,433
3.00%, 02/15/41		165	116,428
4.50%, 04/15/50		65	53,439
3.30%, 02/15/51		265	176,846
Vodafone Group PLC
4.38%, 02/19/43		177	141,697
5.25%, 05/30/48		135	118,898
			4,821,090
Total Corporate Bonds — 88.4% (Cost: $348,631,052)			304,171,352
Security		Par (000)	Value
Foreign Agency Obligations
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 08/04/26	USD	445	$ 422,972
7.69%, 01/23/50		450	311,063
			734,035
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	447,055
Total Foreign Agency Obligations — 0.3% (Cost: $1,431,461)			1,181,090
Foreign Government Obligations
Chile — 0.2%
Republic of Chile, 3.50%, 01/25/50		955	687,779
Indonesia — 0.3%
Republic of Indonesia
4.13%, 01/15/25(a)		350	345,664
3.50%, 01/11/28		725	686,167
			1,031,831
Israel — 0.1%
State of Israel, 3.88%, 07/03/50		250	208,484
Italy — 0.4%
Republic of Italy, 0.88%, 05/06/24		1,332	1,244,368
Mexico — 1.0%
United Mexican States
4.15%, 03/28/27		1,393	1,360,265
2.66%, 05/24/31		875	707,000
4.75%, 03/08/44		163	131,347
4.60%, 02/10/48		600	463,425
4.40%, 02/12/52		365	269,005
3.77%, 05/24/61		620	392,654
			3,323,696
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30		400	343,450
4.50%, 04/01/56		200	146,662
			490,112
Peru — 0.0%
Republic of Peru, 2.78%, 12/01/60		285	166,689
Poland — 0.0%
Republic of Poland, 3.25%, 04/06/26		190	181,783
Total Foreign Government Obligations — 2.1% (Cost: $8,470,913)			7,334,742
Municipal Bonds
California — 1.3%
City of San Francisco Public Utilities Commission Water Revenue RB, Series A, 3.30%, 11/01/39		495	389,749
Los Angeles Community College District, GO, Refunding, 1.61%, 08/01/28		1,170	999,116
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,266,410
State of California, GO, 7.63%, 03/01/40		950	1,195,905
University of California, RB, 3.35%, 07/01/29		550	498,904
			4,350,084

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40	USD	1,000	$ 1,114,184
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	132,710
New York — 0.8%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,377,619
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39		590	462,303
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		940	820,121
			2,660,043
Texas — 0.0%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	152,271
Total Municipal Bonds — 2.4% (Cost: $8,718,556)			8,409,292
Preferred Securities
Capital Trusts — 2.8%
Banks — 1.7%
Citigroup, Inc., 3.88%(c)		705	601,013
HSBC Holdings PLC, 6.00%(c)		520	477,261
ING Groep NV, 3.88%(c)		640	466,316
JPMorgan Chase & Co.
Series FF, 5.00%(c)		208	190,306
Series S, 6.75%(c)		925	921,429
Lloyds Banking Group PLC, 7.50%(c)		380	366,589
NatWest Group PLC, 6.00%(c)		810	747,992
U.S. Bancorp
3.70%(c)		1,155	944,212
Series J, 5.30%(c)		170	148,167
Wells Fargo & Co., Series U, 5.88%(c)		1,125	1,085,625
			5,948,910
Capital Markets — 0.6%
Charles Schwab Corp.
Series H, 4.00%(c)		298	237,640
Series I, 4.00%(c)		500	433,750
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 8.37%(b)(c)		95	94,741
Series H, 5.63%(c)		735	682,283
UBS Group AG, 4.88%(a)(c)		770	652,575
			2,100,989
Electric Utilities — 0.3%
Southern Co., 4.48%(c)(d)		1,135	1,120,779
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.2%
TransCanada Trust
5.63%	USD	359	$ 339,255
Series 16-A, 5.88%		120	114,071
			453,326
Total Preferred Securities — 2.8% (Cost: $10,699,359)			9,624,004
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 08/15/40		3,605	2,238,761
2.25%, 05/15/41 - 02/15/52		1,250	925,606
1.75%, 08/15/41		2,025	1,385,780
2.00%, 02/15/50		77	51,051
1.38%, 08/15/50		392	217,598
1.63%, 11/15/50		1,361	809,974
3.00%, 08/15/52		575	473,746
4.00%, 11/15/52		1,025	1,026,441
U.S. Treasury Notes, 4.13%, 11/15/32		2,015	2,056,245
Total U.S. Treasury Obligations — 2.7% (Cost: $11,800,443)			9,185,202
Total Long-Term Investments — 98.7% (Cost: $389,751,784)			339,905,682
	Shares
Short-Term Securities
Money Market Funds — 0.4%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.90%(e)	1,316,948	1,316,948
Total Short-Term Securities — 0.4% (Cost: $1,316,948)		1,316,948
Total Investments — 99.1% (Cost: $391,068,732)		341,222,630
Other Assets Less Liabilities — 0.9%		2,989,164
Net Assets — 100.0%		$ 344,211,794
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	29	03/22/23	$ 3,616	$ (57,780)
U.S. Treasury Notes (10 Year)	121	03/22/23	13,569	(97,404)
U.S. Ultra Treasury Bonds	12	03/22/23	1,602	(106,377)
U.S. Treasury Notes (2 Year)	5	03/31/23	1,025	1,054
U.S. Treasury Notes (5 Year)	198	03/31/23	21,350	(146,947)
				(407,454)
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	11	03/22/23	1,297	24,797
				$ (382,657)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1	1.00%	Quarterly	12/20/27	USD	7,580	$ (63,361)	$ (21,283)	$ (42,078)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 304,171,352	$ —	$ 304,171,352
Foreign Agency Obligations	—	1,181,090	—	1,181,090
Foreign Government Obligations	—	7,334,742	—	7,334,742
Municipal Bonds	—	8,409,292	—	8,409,292

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series C Portfolio
	Level 1	Level 2	Level 3	Total
Preferred Securities	$ —	$ 9,624,004	$ —	$ 9,624,004
U.S. Treasury Obligations	—	9,185,202	—	9,185,202
Short-Term Securities
Money Market Funds	1,316,948	—	—	1,316,948
	$ 1,316,948	$ 339,905,682	$ —	$ 341,222,630
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 25,851	$ —	$ —	$ 25,851
Liabilities
Credit Contracts	—	(42,078)	—	(42,078)
Interest Rate Contracts	(408,508)	—	—	(408,508)
	$ (382,657)	$ (42,078)	$ —	$ (424,735)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
RB	Revenue Bonds
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate